ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Accrued Expenses And Other Current Liabilities
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table presents the balances of payroll and welfare payables and accrued expenses as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Payroll and welfare payables	798,023	1,229,231	157,595
Accrued expenses	40,788	1,709,356	219,149
	838,811	2,938,587	376,744

Payroll and Welfare Payables: The payroll and welfare payables represent amounts owed to employees for services rendered and the associated mandatory provident fund (MPF) contributions. Under the Hong Kong MPF Scheme, the Company is required to make contributions based on a percentage of qualified employees’ salaries. The Company recognized employee benefit expenses, including independent directors’ fees of HK$3,513,248, HK$5,738,353 and HK$8,010,861 (US$1,027,033) for the years ended December 31, 2023, 2024, and 2025, respectively.

Composition of Accrued Expenses

Accrued expenses primarily consist of amounts due for office operating expenses related to ongoing operational activities. These expenses are recognized as liabilities when the Company has received the services but has not yet paid for them as of the balance sheet date.

Timing and Classification

All amounts recorded in accrued expenses and other current liabilities are classified as current liabilities and are expected to be settled within 12 months of the balance sheet date. These liabilities represent the Company’s short-term obligations and are due in the normal course of business operations.

Employee Benefit Accrual Methodology

The Company calculates its employee benefit liabilities, including MPF contributions, based on statutory requirements and internal compensation policies. Contributions are calculated as a percentage of each eligible employee’s gross salary and are accrued monthly in accordance with ASC 710 (Compensation). The contributions are made to the MPF on behalf of employees as required under the Hong Kong Legislative Council’s regulations.

Liquidity Management

The Company continually monitors its cash flow and liquidity to ensure that it can meet its short-term obligations, including accrued expenses and employee benefits. As of December 31, 2025, the Company has sufficient cash reserves to settle these liabilities as they become due. The Company does not anticipate any liquidity constraints that would impact its ability to meet these obligations in a timely manner.